Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000176380 | ITC8199839
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176380 | Taiwan Semiconductor Manufacturing8199923
Holdings [Line Items]
Percent of Total Investments	4.50%
C000176380 | Petroleo Brasileiro8199703
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176380 | Taiwan Semiconductor Manufacturing8199707
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176380 | TotalEnergies8199775
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176380 | Adani Enterprises8199810
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176380 | Tencent Holdings8199795
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176380 | Adani Green Energy8199814
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | MercadoLibre8199679
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | Bank Mandiri Persero8199804
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176380 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176380 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176380 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176380 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176380 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176380 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176380 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176380 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176380 | China
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176380 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000176380 | India
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000176381 | ITC8199839
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176381 | Taiwan Semiconductor Manufacturing8199923
Holdings [Line Items]
Percent of Total Investments	4.50%
C000176381 | Petroleo Brasileiro8199703
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176381 | Taiwan Semiconductor Manufacturing8199707
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176381 | TotalEnergies8199775
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176381 | Adani Enterprises8199810
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176381 | Tencent Holdings8199795
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176381 | Adani Green Energy8199814
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | MercadoLibre8199679
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | Bank Mandiri Persero8199804
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176381 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176381 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176381 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176381 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176381 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176381 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176381 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176381 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176381 | China
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176381 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000176381 | India
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000176382 | ITC8199839
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176382 | Taiwan Semiconductor Manufacturing8199923
Holdings [Line Items]
Percent of Total Investments	4.50%
C000176382 | Petroleo Brasileiro8199703
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176382 | Taiwan Semiconductor Manufacturing8199707
Holdings [Line Items]
Percent of Total Investments	3.40%
C000176382 | TotalEnergies8199775
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176382 | Adani Enterprises8199810
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176382 | Tencent Holdings8199795
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176382 | Adani Green Energy8199814
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | MercadoLibre8199679
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | Bank Mandiri Persero8199804
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176382 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176382 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176382 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176382 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176382 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176382 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176382 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176382 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176382 | China
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176382 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000176382 | India
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000210821 | Eli Lilly8199887
Holdings [Line Items]
Percent of Total Investments	8.00%
C000210821 | Meta Platforms8199898
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210821 | Novo Nordisk8199815
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210821 | Philip Morris International8199912
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210821 | UnitedHealth Group8199926
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210821 | Coca-Cola8199882
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210821 | TotalEnergies8199818
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210821 | Microsoft8199900
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210821 | Walmart8199933
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210821 | AT&T8199871
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210821 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210821 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210821 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210821 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000210821 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210821 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210821 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210821 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210821 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210821 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210821 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210820 | Eli Lilly8199887
Holdings [Line Items]
Percent of Total Investments	8.00%
C000210820 | Meta Platforms8199898
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210820 | Novo Nordisk8199815
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210820 | Philip Morris International8199912
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210820 | UnitedHealth Group8199926
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210820 | Coca-Cola8199882
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210820 | TotalEnergies8199818
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210820 | Microsoft8199900
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210820 | Walmart8199933
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210820 | AT&T8199871
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210820 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210820 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210820 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000210820 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210820 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210820 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210820 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210820 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210820 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210820 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210819 | Eli Lilly8199887
Holdings [Line Items]
Percent of Total Investments	8.00%
C000210819 | Meta Platforms8199898
Holdings [Line Items]
Percent of Total Investments	7.50%
C000210819 | Novo Nordisk8199815
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210819 | Philip Morris International8199912
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210819 | UnitedHealth Group8199926
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210819 | Coca-Cola8199882
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210819 | TotalEnergies8199818
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210819 | Microsoft8199900
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210819 | Walmart8199933
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210819 | AT&T8199871
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210819 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210819 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210819 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210819 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000210819 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210819 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210819 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210819 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210819 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210819 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210819 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204822 | Eli Lilly8199969
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204822 | Meta Platforms8199983
Holdings [Line Items]
Percent of Total Investments	7.20%
C000204822 | Philip Morris International8200005
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204822 | Microsoft8199985
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204822 | Novo Nordisk8200002
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204822 | UnitedHealth Group8200020
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204822 | Coca-Cola8199964
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204822 | AT&T8199950
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204822 | Walmart8200028
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204822 | AppLovin8199947
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204822 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000204822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000204822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000204822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000204822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000204822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000204821 | Eli Lilly8199969
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204821 | Meta Platforms8199983
Holdings [Line Items]
Percent of Total Investments	7.20%
C000204821 | Philip Morris International8200005
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204821 | Microsoft8199985
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204821 | Novo Nordisk8200002
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204821 | UnitedHealth Group8200020
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204821 | Coca-Cola8199964
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204821 | AT&T8199950
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204821 | Walmart8200028
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204821 | AppLovin8199947
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204821 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204821 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000204821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000204821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000204821 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000204821 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000204821 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000204820 | Eli Lilly8199969
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204820 | Meta Platforms8199983
Holdings [Line Items]
Percent of Total Investments	7.20%
C000204820 | Philip Morris International8200005
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204820 | Microsoft8199985
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204820 | Novo Nordisk8200002
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204820 | UnitedHealth Group8200020
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204820 | Coca-Cola8199964
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204820 | AT&T8199950
Holdings [Line Items]
Percent of Total Investments	3.70%
C000204820 | Walmart8200028
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204820 | AppLovin8199947
Holdings [Line Items]
Percent of Total Investments	3.30%
C000204820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000204820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000204820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000204820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000204820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000204820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000228650 | Philip Morris International8200186
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228650 | AstraZeneca8200135
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228650 | AT&T8200163
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228650 | Petroleo Brasileiro8200151
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228650 | TotalEnergies8200079
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228650 | Taiwan Semiconductor Manufacturing8200132
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228650 | Novo Nordisk8200148
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228650 | Adani Ports & Special Economic Zone8200097
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228650 | Enbridge8200050
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228650 | Glencore PLC8200081
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228650 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228650 | United States
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000228650 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228650 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228650 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228650 | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228650 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228650 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228650 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228651 | Philip Morris International8200186
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228651 | AstraZeneca8200135
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228651 | AT&T8200163
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228651 | Petroleo Brasileiro8200151
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228651 | TotalEnergies8200079
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228651 | Taiwan Semiconductor Manufacturing8200132
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228651 | Novo Nordisk8200148
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228651 | Adani Ports & Special Economic Zone8200097
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228651 | Enbridge8200050
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228651 | Glencore PLC8200081
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228651 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228651 | United States
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000228651 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228651 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228651 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228651 | India
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228651 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228651 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228651 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228652 | Philip Morris International8200187
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228652 | Taiwan Semiconductor Manufacturing8200179
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228652 | NTPC8200134
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228652 | Adani Ports & Special Economic Zone8200125
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228652 | Novo Nordisk8200071
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228652 | British American Tobacco8200091
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228652 | Nestle8200052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228652 | Deutsche Telekom8200065
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228652 | Enbridge8200047
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228652 | AstraZeneca8200088
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228652 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000228652 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228652 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228652 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228652 | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228652 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228652 | India
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228652 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000228652 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228652 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228652 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228652 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228653 | Philip Morris International8200187
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228653 | Taiwan Semiconductor Manufacturing8200179
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228653 | NTPC8200134
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228653 | Adani Ports & Special Economic Zone8200125
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228653 | Novo Nordisk8200071
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228653 | British American Tobacco8200091
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228653 | Nestle8200052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228653 | Deutsche Telekom8200065
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228653 | Enbridge8200047
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228653 | AstraZeneca8200088
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000228653 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228653 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228653 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228653 | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228653 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228653 | India
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000228653 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228653 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228653 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228653 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228654 | Philip Morris International8200015
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228654 | AT&T8199965
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228654 | Eli Lilly8199987
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228654 | Meta Platforms8200003
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228654 | Procter & Gamble8200018
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228654 | Coca-Cola8199981
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228654 | American Electric Power8199959
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228654 | Duke Energy8199984
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228654 | Verizon Communications8200034
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228654 | ONEOK8200008
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228654 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000228654 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228654 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000228654 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228654 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000228654 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000228654 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000228654 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228654 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228655 | Philip Morris International8200015
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228655 | AT&T8199965
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228655 | Eli Lilly8199987
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228655 | Meta Platforms8200003
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228655 | Procter & Gamble8200018
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228655 | Coca-Cola8199981
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228655 | American Electric Power8199959
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228655 | Duke Energy8199984
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228655 | Verizon Communications8200034
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228655 | ONEOK8200008
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000228655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228655 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000228655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000228655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000228655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000228655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%